Stockholders' Equity (Deficit) - Schedule of Share-based Compensation (Details) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Stock-based compensation	$ (50,063)	$ 787,736	$ 588,056	$ 2,435,538	$ 3,867,664	$ 708,998
Research and development
Stock-based compensation					12,636
Selling, General and Administrative Expenses [Member]
Stock-based compensation					3,780,919	708,998
Stock-based compensation from discontinued operations [Member]
Stock-based compensation					$ 74,109